Summary of Significant Accounting Policies (Details) - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis - CNY (¥) ¥ in Thousands		Jun. 30, 2024	Jun. 30, 2023
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments - debt security		¥ 580,231
Investments – equity security recorded within other current assets	[1]	13,776
Contingent consideration		22,267
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments - debt security
Investments – equity security recorded within other current assets		13,776
Contingent consideration
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments - debt security		580,231
Investments – equity security recorded within other current assets
Contingent consideration
Significant Unobservable Inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments - debt security
Investments – equity security recorded within other current assets
Contingent consideration		¥ 22,267

[1]	This is an amount representing an equity investment of AIX in Cheche Technology Inc. (“Cheche”), which was listed in Nasdaq on September 18, 2023. As of June 30, 2024, the Group holds 3.1645% equity interests in Cheche. The Group measures the equity security in Cheche at fair value and recorded a loss of RMB82,527 from fair value change in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2024.